Cover Page	12 Months Ended
Mar. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	Vedanta Limited
Entity Central Index Key	0001370431
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Security 12(b) Title	American Depositary Shares
Entity Address, Address Line One	1st Floor, ‘C’ wing, Unit 103
Entity Address, Address Line Two	Corporate Avenue, Atul Projects
Entity Address, Address Line Three	Chakala, Andheri (East)
Entity Address, City or Town	Mumbai
Entity Address, Country	IN
Entity Address, Postal Zip Code	400 093
Entity Incorporation, State or Country Code	K7
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Filer Category	Large Accelerated Filer
Entity File Number	001-33175
Entity Common Stock, Shares Outstanding	3,717,504,871
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	S. R. Batliboi & Co. LLP
Auditor Firm ID	1272
Auditor Location	Gurugram, India
No Trading Symbol Flag	true
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Core-6, 3rd Floor
Entity Address, Address Line Two	Scope Complex, 7, Lodhi Road
Entity Address, City or Town	New Delhi
Entity Address, Country	IN
Entity Address, Postal Zip Code	110003
City Area Code	91
Local Phone Number	95-9966-7760
Contact Personnel Name	Prerna Halwasiya
Contact Personnel Email Address	comp.sect@vedanta.co.in